Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Gross Held-to-Maturity Investments

The following is a summary of the gross held-to-maturity investments held in the trust account less the outside working interest owners share as of September 30, 2014 (in thousands):

Investment	Amortized Cost
U.S. Bank Money Market Cash Equivalent	$133,275
Less: Outside working interest owners share	(64,305)

$68,970

The following is a summary of the gross held-to-maturity investments held in the trust account less the outside working interest owners share as of December 31, 2013 (in thousands):

Investment	Amortized Cost	Unrealized Gain (Loss)	Fair Market Value
U.S. Bank Money Market Cash Equivalent	$105,184	$—	$105,184
U.S. Government Treasury Note, maturity of June 30, 2014, and 1.75% coupon	23,073	93	23,166
Less: Outside working interest owners share	(61,884)	(45)	(61,929)

	$66,373	$48	$66,421

Minimum Balances Attributable to Net Working Interest	The trust account must maintain minimum balances attributable to REO’s net working interest as follows (in thousands):

June 30, 2015	$72,450
June 30, 2016	$76,590
December 31, 2016	$78,660

The trust account must maintain minimum balances attributable to REO’s net working interest as follows (in thousands):

June 30, 2014	$68,310
June 30, 2015	$72,450
June 30, 2016	$76,590
December 31, 2016	$78,660

CO2 Minimum Purchase Commitment

terms. Amounts shown in the following table represent our minimum commitments as of December 31, 2013:

	Payment or Settlement due by Period
Service Agreements	Total	2014	2015	2016	2017	2018	Thereafter
	(in thousands)
Drilling services	20,323	20,323	—	—	—	—	—
Compression services	7,090	7,079	11	—	—	—	—

Minimum Commitments to Gatherer before Other Owner Contributions

WildHorse Resources’ minimum commitments to the Gatherer, before other owner contributions, as of September 30, 2014 were as follows (in thousands):

	Dubach	Dubberly
2014	$3,446	$1,436
2015	13,671	11,393
2016	13,709	11,424
2017	13,671	11,393
2018	12,772	10,643

Total	$60,715	$47,725

WildHorse’s minimum commitments to the Gatherer, before other owner contributions, as of December 31, 2013 were as follows (in thousands):

	Dubach	Dubberly	Total Facility Costs
2014	$12,925	$6,421	$19,346
2015	12,925	12,842	25,767
2016	12,961	12,878	25,839
2017	12,925	12,842	25,767
2018	10,766	10,697	21,463

Total	$62,502	$55,680	$118,182

WildHorse’s minimum commitments to the Gatherer, before other owner contributions, as of February 1, 2014 were as follows (in thousands):

	Dubach	Dubberly	Total Facility Costs
2014	$12,510	$5,212	$17,722
2015	13,671	11,393	25,064
2016	13,709	11,424	25,133
2017	13,671	11,393	25,064
2018	12,772	10,643	23,415

Total	$66,333	$50,065	$116,398

Environmental Reserves Activity

The following table presents the activity of our environmental reserves for the periods presented:

	2013	2012
	(in thousands)
Balance at beginning of period	$1,469	$1,747
Charged to costs and expenses	—	193
Payments	(892)	(471)

Balance at end of period	$577	$1,469

Minimum Lease Payment Obligations Under Non-Cancelable Operating Leases

Amounts shown in the following table represent minimum lease payment obligations under non-cancelable operating leases with a remaining term in excess of one year as of December 31, 2013:

	Payment or Settlement due by Period
Lease Obligations	Total	2014	2015	2016	2017	2018	Thereafter
	(in thousands)
Operating leases	20,325	2,389	2,546	2,583	2,718	2,783	7,306

Wyoming Acquisition [Member]
CO2 Minimum Purchase Commitment

At September 30, 2014, MEMP had a CO2 purchase commitment with a third party that was assumed in its Wyoming Acquisition. The table below outlines MEMP’s purchase commitment under the contract for the remainder of 2014 and annually thereafter (in thousands):

		Payment or Settlement due by Period
Purchase commitment	Total	Remainder 2014	2015	2016	2017	2018	Thereafter
CO2 minimum purchase commitment:
Estimated payment obligation	$62,103	$3,203	$12,222	$12,101	$11,624	$7,872	$15,081